Investment in Unconsolidated Entities (Tables)	12 Months Ended
Dec. 31, 2014
Equity Method Investment, Summarized Financial Information
Equity and cost method investments
December 31,	2014	2013
(Dollars in thousands)
Equity method investments:
Capital contributions, loans, advances and adjustments	$127,939	$132,629
Cumulative share of income	1,323,898	1,186,900
Cumulative share of distributions	(1,145,438)	(1,033,087)
	306,399	286,442
Cost method investments	15,330	15,330
Total investments in unconsolidated entities	$321,729	$301,772

Equity method investments, summarized financial position
December 31,	2014	2013
(Dollars in thousands)
Assets
Current	$733,133	$520,804
Due from affiliates	303,322	408,735
Property and other	2,345,562	2,080,436
	$3,382,017	$3,009,975
Liabilities and Equity
Current liabilities	$407,073	$355,167
Deferred credits	175,516	89,198
Long-term liabilities	29,342	31,605
Long-term capital lease obligations	1,722	707
Partners’ capital and shareholders’ equity	2,768,364	2,533,298
	$3,382,017	$3,009,975

Equity method investments, summarized results of operations
Year Ended December 31,	2014	2013	2012
(Dollars in thousands)
Results of Operations
Revenues	$6,700,266	$6,239,200	$5,825,150
Operating expenses	5,063,925	4,492,372	4,381,731
Operating income	1,636,341	1,746,828	1,443,419
Other income, net	6,741	4,019	7,190
Net income	$1,643,082	$1,750,847	$1,450,609

St. Lawrence Seaway RSA Cellular Partnership and New York RSA 2 Cellular Partnership
Equity Method Investment, Summarized Financial Information
Fair Value Key Assumptions
Key assumptions
Average expected revenue growth rate (next ten years)	2.0%
Terminal revenue growth rate (after year ten)	2.0%
Discount rate	10.5%
Capital expenditures as a percentage of revenue	14.9-18.8%